Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Salary And Benefit Payable
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Salary and benefit payable to employees	6,112	7,808
Consulting expenses payable to a shareholder’s representatives(1)	1,548	2,064
Total	7,660	9,872